Prepayments and Other Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets [Abstract]
Prepayments and other assets
9.	Prepayments and other assets

	December 31, 2025		December 31, 2024
Input value-added tax and other taxes	US$	57,983	US$	1,073,509
Prepayments		2,478,146		72,583
Advances to suppliers		1,727,983		35,476
Costs to obtain contract - net		76,527		1,132,929
Refundable deposits		79,154		74,330
Other deposits		118,230		118,230
	US$	4,538,023	US$	2,507,057

Input value-added tax represents accumulated input taxes from purchases of goods and services for business operations and purchases of materials and services for the office units and leasehold construction which can be applied against future output value-added tax.

Prepayments include prepaid real property taxes, rent, insurance, payments in advance and other prepaid expenses are normally utilized within one (1) year.

Advances to suppliers pertain to payments to suppliers for services not yet delivered.

Cost to obtain contract — net represents commission payments to brokers and agents for the sale of Hotel101 unit less any amount previously amortized as cost. Cost to obtain contract recognized as “Cost of real estate sales” amounted to US$2,803,828, US$211,987 and nil for the year ended December 31, 2025, 2024 and 2023, respectively (Note 14).